Divestment of Subsidiaries and Deconsolidation of Yang Infinity	12 Months Ended
Dec. 31, 2020
Discontinued Operations And Disposal Groups [Abstract]
Divestment of Subsidiaries and Deconsolidation of Yang Infinity
3.	Divestment of subsidiaries and deconsolidation of Yang Infinity

Yang VIE and

Xianggui

On April 27, 2020, the Group entered into a share transfer agreement with Xianggui Health Management, an entity jointly owned by the Group’s co-founders Ms. Wang and Mr. Zeng, pursuant to which the Group transferred all of the equity interests it held in Xianggui, representing 60% of its total outstanding share capital, to Xianggui Health Management, for a consideration of RMB3.4 million (US$521,000).  The consideration was calculated based on the fair value of the net assets of Xianggui.  The Group received the full amount in 2020.  On April 27, 2020,  Ms. Wang and Mr. Zeng entered into a share transfer agreement with Xianggui Health Management, pursuant to which Ms. Wang and Mr. Zeng transferred 100% of the equity interests in Yang VIE, an entity controlled by Xianggui through contractual arrangements to Xianggui Health Management at nil consideration.

The Group’s decision to diversify Xianggui and to deconsolidate Yang VIE is to restructure its operating entities and improve its operating results in the e-commerce health and wellness industry. The Company evaluated and determined that the divestment of Xianggui and the deconsolidation of Yang VIE did not constitute a strategic shift that has had or will have a material effect on its business operations and financial results. Therefore, the results of operations relating to Yang VIE and Xianggui were not reported as discontinued operations under the guidance of Accounting Standards Codification 205.

Xianggui Health Management and the Group are under the common control of Ms. Wang and Mr. Zeng.  The difference between any proceeds and the carrying amounts of the net assets transferred was recognized in the Group’s additional paid-in capital as opposed to a gain. For the year ended December 31, 2020, the Group recognized US$200,322 in gain on divestment of Xianggui Shanghai and deconsolidation of Yang VIE, which was recorded as an additional paid-in capital, resulted from the 60% of net assets of Xianggui Shanghai and Yang VIE of US$285,455, and the total consideration of US$480,885 with exchange rate effect of US$4,892.

Shanghai Jieshi

On July 9, 2020, the Group entered into a share transfer agreement with Xianggui Health Technology. Pursuant to the agreement, the Group transferred 100% equity interests in Shanghai Jieshi, the Group’s wholly owned subsidiary, to Xianggui Health Technology for a consideration of RMB1.0 million (approximately US$0.2 million), which was based on the fair value of the net assets of Shanghai Jieshi.  The Group received the full amount in 2020.

The Group’s decision to diversify Shanghai Jieshi is to restructure its operating entities and improve its operating results in the e-commerce health and wellness industry. The Company evaluated and determined that the divestment of Shanghai Jieshi did not constitute a strategic shift that has had or will have a material effect on its business operations and financial results. Therefore, the results of operations relating to Shanghai Jieshi were not reported as discontinued operations under the guidance of Accounting Standards Codification 205.

Xianggui Health Technology and the Group are under the common control of Ms. Wang and Mr. Zeng.  The difference between any proceeds and the carrying amounts of the net assets transferred is recognized in the Group’s additional paid-in capital as opposed to a gain. For the year ended December 31, 2020, the Group recognized approximately US$1.4 million in gain on disposal of Shanghai Jieshi, which was recorded as an additional paid-in capital, resulted from the net deficiency of Shanghai Jieshi of US$1.2 million, and the total consideration of US$142,684 with exchange rate effect of US$22,313.

Shanghai Hengshoutang

On October 28, 2020, the Group entered into share transfer agreement with Xianggui Health Technology.  Pursuant to the agreement, the Group transferred 70% of the equity interests in Shanghai Hengshoutang to Xianggui Health Technology for a consideration of RMB5.0 million (US$0.8 million), which was based on the fair value of the net assets of Shanghai Hengshoutang.  Approximately US$77,000 of the consideration was received by the Group in 2020, while the rest of US$0.7 million was net against payables to Ms. Wang and Mr. Zeng during the year ended December 31, 2020.

The Group’s decision to diversify Shanghai Hengshoutang is to restructure its operating entities and improve its operating results in the e-commerce health and wellness industry. The Company evaluated and determined that the divestment of Shanghai Hengshoutang did not constitute a strategic shift that has had or will have a material effect on its business operations and financial results. Therefore, the results of operations relating to Shanghai Hengshoutang were not reported as discontinued operations under the guidance of Accounting Standards Codification 205.

Xianggui Health Technology and the Group are under the common control of Ms. Wang and Mr. Zeng.  The difference between any proceeds and the carrying amounts of the net assets transferred is recognized in the Group’s additional paid-in capital as opposed to a gain. For the year ended December 31, 2020, the Group recognized approximately US$340,445 in gain on disposal of Shanghai Hengshoutang, which was recorded as an additional paid-in capital, resulted from the 70% of net assets of Shanghai Hengshoutang of US$411,138, and the total consideration of US$744,103 with exchange rate effect of US$7,480.